Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000134834 | United States Treasury Bill, 4.6300, 2024-11-21
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134834 | Federal Home Loan Banks, 1, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134834 | Federal Home Loan Banks, 1.25, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134834 | Federal National Mortgage Association, 0.85, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134834 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134834 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134834 | Federal Farm Credit Banks Funding Corporation, 0.32, 2024-12-23
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134834 | United States Treasury Bill, 4.5200, 2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134834 | United States Treasury Bill, 4.4600, 2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134834 | United States Treasury Bill, 4.3800, 2025-03-27
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134834 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134834 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134834 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134834 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134834 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134834 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000134834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000134834 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000134834 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000134834 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000134834 | InvestmentType_Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	39.90%
C000134834 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	16.60%
C000134834 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	25.50%
C000134834 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	18.00%
C000134835 | United States Treasury Bill, 4.6300, 2024-11-21
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134835 | Federal Home Loan Banks, 1, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134835 | Federal Home Loan Banks, 1.25, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134835 | Federal National Mortgage Association, 0.85, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134835 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134835 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134835 | Federal Farm Credit Banks Funding Corporation, 0.32, 2024-12-23
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134835 | United States Treasury Bill, 4.5200, 2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134835 | United States Treasury Bill, 4.4600, 2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134835 | United States Treasury Bill, 4.3800, 2025-03-27
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134835 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134835 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134835 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134835 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134835 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000134835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000134835 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000134835 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000134835 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000134835 | InvestmentType_Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	39.90%
C000134835 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	16.60%
C000134835 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	25.50%
C000134835 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	18.00%
C000134836 | United States Treasury Bill, 4.6300, 2024-11-21
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134836 | Federal Home Loan Banks, 1, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134836 | Federal Home Loan Banks, 1.25, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134836 | Federal National Mortgage Association, 0.85, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134836 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134836 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134836 | Federal Farm Credit Banks Funding Corporation, 0.32, 2024-12-23
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134836 | United States Treasury Bill, 4.5200, 2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134836 | United States Treasury Bill, 4.4600, 2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134836 | United States Treasury Bill, 4.3800, 2025-03-27
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134836 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134836 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134836 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134836 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134836 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000134836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000134836 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000134836 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000134836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000134836 | InvestmentType_Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	39.90%
C000134836 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	16.60%
C000134836 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	25.50%
C000134836 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	18.00%
C000134837 | United States Treasury Bill, 4.6300, 2024-11-21
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134837 | Federal Home Loan Banks, 1, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134837 | Federal Home Loan Banks, 1.25, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134837 | Federal National Mortgage Association, 0.85, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134837 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134837 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134837 | Federal Farm Credit Banks Funding Corporation, 0.32, 2024-12-23
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134837 | United States Treasury Bill, 4.5200, 2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134837 | United States Treasury Bill, 4.4600, 2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134837 | United States Treasury Bill, 4.3800, 2025-03-27
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134837 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134837 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134837 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134837 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134837 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000134837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000134837 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000134837 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000134837 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000134837 | InvestmentType_Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	39.90%
C000134837 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	16.60%
C000134837 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	25.50%
C000134837 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	18.00%